DUE TO BANKS AND CORRESPONDENTS (Details 1) S/ in Thousands, $ in Millions		Dec. 31, 2018 PEN (S/)		Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)		Dec. 31, 2017 USD ($)
International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		S/ 5,460,725			$ 100.0	$ 100.0	S/ 5,264,545
Bank of Montreal [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0					162,050
Wells Fargo Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		843,250	[1]	$ 250.0			810,250	[1]	$ 150.0
Corporacion Financiera de Desarrollo COFIDE [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		340,572					600,871
Citibank N.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		1,180,550	[2]	350.0			1,166,760	[2]	150.0
Bank of America [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		505,950	[3]	150.0			324,088	[3]
JP Morgan Chase Bank, National Association [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings							324,100		100.0
JP Morgan Chase Bank, National Association [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0	[4]				324,030	[4]	$ 100.0
International Finance Corporation IFC [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		183,391					190,337
Banco Consorcio [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		79,526					94,157
Deutsche Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		337,300					581
Scotiabank Peru S.A.A [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		100,000					100,000
Comunidad Andina de Fomento - CAF [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[5]	674,600					324,100
Standard Chartered Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		337,300		100.0
Standard Chartered Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[6]	404,760					194,460
Toronto Dominion Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0					259,280
Others less than S/75.0 million [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		231,351					426,386
Banco del Estado de Chile [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0					162,195
Banco de la Nacion [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		75,000					125,000
Sumitomo Mitsui Banking Corporation [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		337,300		$ 100.0
Sumitomo Mitsui Banking Corporation [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[7]	337,300					0
Wachovia Bank NA [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		84,325					0
BBVA Banco Continental [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		S/ 82,850					S/ 0

[1]	At December 31, 2018, the balance corresponds to three variable rate loans obtained in October 2017, February 2018 and October 2018 for a total of US$250.0 million, equivalent to S/843.3 million (two loans obtained in June 2016 and October 2017 for a total of US$150.0 million, equivalent to S/486.2 million, at December 31, 2017); the amounts of which are hedged by three IRS (two IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.
[2]	At December 31, 2018, the balance corresponds to four variable rate loans obtained in July 2017, May 2018 and October 2018 for a total of US$350.0 million, equivalent to S/1,180.6 million (two loans obtained in July 2017 for a total of US$150.0 million, equivalent to S/486.2 million, at December 31, 2017), the amounts of which are hedged by four IRS (two IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.
[3]	At December 31, 2018, the balance corresponds to three variable rate loans obtained in May, July and October 2018 for a total of US$150.0 million, equivalent to S/506.0 million (a loan obtained in December 2015 for US$100.0 million, equivalent to S/324.1 million, at December 31, 2017), whose amounts are hedged by three IRS (one IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.
[4]	At December 31, 2017, the balance corresponded to a variable rate loan obtained in February 2016 for US$100.0 million, equivalent to S/324.1 million, the amount of which was hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.
[5]	At December 31, 2018, the balance includes a variable rate loan in US Dollars, obtained in December 2017 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by two CCS for a notional amount equal to the principal and with the same maturity (US$100.0 million, equivalent to S/324.1 million, at December 31, 2017), see Note 12(b). By means of the CCS, said loan was economically converted to soles at a fixed rate.
[6]	At December 31, 2018, the balance includes a variable rate loan obtained in October 2018 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.
[7]	At December 31, 2018, the balance corresponds to a variable rate loan obtained in May 2018 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.